Income Taxes - Summary of Reconciliation Between the Provision for Income Tax at the Applicable Statutory Tax Rate and the Actual Provision for Corporate Income Tax (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision for income tax at the applicable statutory tax rate [abstract]
Continuing operations	₱ 9,119	₱ 3,377	₱ 8,538
Discontinued operations (Note 2)	(10)
Tax expense (income) at applicable tax rate, Total	9,109	3,377	8,538
Tax effects of:
Equity share in net loss (income) of associates and joint ventures	701	427	(284)
Nondeductible expenses	326	145	558
NOLCO/MCIT expiration	25	3	248
Loss (income) not subject to income tax	(97)	16	(50)
Special deductible items and income subject to lower tax rate	(163)	(141)	(204)
Income subject to final tax	(251)	(185)	(186)
Difference between Optional Standard Deduction, OSD, and itemized deductions	(376)	(765)	(610)
Tax adjustment due to CREATE			94
Net movement in unrecognized deferred income tax assets and other adjustments	338	(103)	(626)
Net tax effects	9,612	2,774	7,478
Actual Provision for Income Tax [abstract]
Continuing operations	9,612	2,774	7,478
Discontinued operations (Note 2)		(77)	(19)
Actual provision for income tax	₱ 9,612	₱ 2,697	₱ 7,459